FINANCIAL INSTRUMENTS - Schedule of Fair Value Measurement Recognized in the Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 127,969	$ 126,183
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,460	7,348
Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	2,781	1,408
Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	130
Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	6,594	13,992
Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	4,397	901
Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	7,307	10,558
Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	24,452	32,955
Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		89
Level 1 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 1 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0
Level 1 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 1 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		0
Level 2 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 2 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,460	7,348
Level 2 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	2,781	1,408
Level 2 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	130
Level 2 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	6,594	13,992
Level 2 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	4,397	901
Level 2 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 2 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	24,452	32,955
Level 2 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		89
Level 3 | Contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	127,969	126,183
Level 3 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 3 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0
Level 3 | Interest rate SWAP
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0
Level 3 | Mutual funds
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 3 | Foreign exchange forward contracts
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	0	0
Level 3 | Convertible notes
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	7,307	10,558
Level 3 | Equity instruments
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value	$ 0	0
Level 3 | Equity forward contract
Disclosure of fair value measurement of liabilities [line items]
Financial assets, at fair value		$ 0